Shareholders' Equity - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Stockholder's Equity
Stock-based compensation expense	$ 5,280	$ 5,493
Restricted stock units
Stockholder's Equity
Stock-based compensation expense	3,383	2,659
Stock options
Stockholder's Equity
Stock-based compensation expense	$ 1,897	$ 2,834